UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

  (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

High Yield ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 57.2%
	ADVERTISING — 0.2%
$250,000	National CineMedia LLC 6.000%, 4/15/2022«	$253,438
	AEROSPACE/DEFENSE — 0.2%
334,000	Arconic, Inc. 6.150%, 8/15/2020	344,751
	AGRICULTURE — 2.2%
1,432,000	Pyxus International, Inc. 8.500%, 4/15/2021«,¤	1,392,620
1,742,000	Vector Group Ltd. 6.125%, 2/1/2025«,¤	1,676,675
		3,069,295
	AIRLINES — 0.2%
334,000	American Airlines Group, Inc. 5.500%, 10/1/2019¤	334,000
	AUTO MANUFACTURERS — 0.6%
810,000	JB Poindexter & Co., Inc. 7.125%, 4/15/2026«,¤	842,400
	AUTO PARTS & EQUIPMENT — 0.4%
300,000	American Axle & Manufacturing, Inc. 6.250%, 4/1/2025«	292,500
200,000	Meritor, Inc. 6.250%, 2/15/2024«	206,250
		498,750
	BUILDING MATERIALS — 0.2%
250,000	Griffon Corp. 5.250%, 3/1/2022«	253,125
	CHEMICALS — 2.4%
400,000	Chemours Co. 6.625%, 5/15/2023«	396,500
2,479,000	CVR Partners LP / CVR Nitrogen Finance Corp. 9.250%, 6/15/2023«,¤	2,593,654
340,000	INVISTA Finance LLC 4.250%, 10/15/2019¤	340,381
		3,330,535
	COAL — 0.5%
200,000	Peabody Energy Corp. 6.000%, 3/31/2022«,¤	202,000
500,000	Warrior Met Coal, Inc. 8.000%, 11/1/2024«,¤	520,312
		722,312

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	COMMERCIAL SERVICES — 5.4%
$1,475,000	ACE Cash Express, Inc. 12.000%, 12/15/2022«,¤	$1,475,000
956,000	Flexi-Van Leasing, Inc. 10.000%, 2/15/2023«,¤	939,270
	Hertz Corp.
250,000	6.250%, 10/15/2022«	253,437
250,000	5.500%, 10/15/2024«,¤	250,625
1,908,000	LSC Communications, Inc. 8.750%, 10/15/2023«,¤	1,402,380
334,000	Nielsen Finance LLC / Nielsen Finance Co. 4.500%, 10/1/2020«	335,283
2,760,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	2,829,000
		7,484,995
	COMPUTERS — 2.6%
1,908,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023«,¤	1,078,020
	Harland Clarke Holdings Corp.
910,000	6.875%, 3/1/2020«,¤	900,900
1,751,600	8.375%, 8/15/2022«,¤	1,445,070
250,000	Unisys Corp. 10.750%, 4/15/2022«,¤	274,375
		3,698,365
	DISTRIBUTION/WHOLESALE — 0.4%
250,000	Performance Food Group, Inc. 5.500%, 6/1/2024«,¤	256,250
250,000	Univar USA, Inc. 6.750%, 7/15/2023«,¤	255,313
		511,563
	DIVERSIFIED FINANCIAL SERVICES — 4.7%
1,428,000	Curo Group Holdings Corp. 8.250%, 9/1/2025«,¤	1,253,070
1,000,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp. 7.250%, 8/15/2024«,¤	1,001,250
714,000	Navient Corp. 5.875%, 3/25/2021	742,114
1,432,000	TMX Finance LLC / TitleMax Finance Corp. 11.125%, 4/1/2023«,¤	1,329,970
250,000	VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.750%, 6/15/2022«,¤	258,731
1,908,000	Voyager Aviation Holdings LLC / Voyager Finance Co. 8.500%, 8/15/2021«,¤	1,962,378
		6,547,513

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.5%
$2,122,000	Artesyn Embedded Technologies, Inc. 9.750%, 10/15/2020«,¤	$2,132,610
	ELECTRONICS — 0.2%
300,000	TTM Technologies, Inc. 5.625%, 10/1/2025«,¤	300,750
	ENERGY-ALTERNATE SOURCES — 0.9%
1,272,000	Enviva Partners LP / Enviva Partners Finance Corp. 8.500%, 11/1/2021«	1,305,390
	ENGINEERING & CONSTRUCTION — 0.4%
250,000	MasTec, Inc. 4.875%, 3/15/2023«	254,688
250,000	Tutor Perini Corp. 6.875%, 5/1/2025«,¤	243,125
		497,813
	ENTERTAINMENT — 0.2%
250,000	Jacobs Entertainment, Inc. 7.875%, 2/1/2024«,¤	267,500
	FOOD — 1.1%
250,000	C&S Group Enterprises LLC 5.375%, 7/15/2022«,¤	254,063
250,000	Ingles Markets, Inc. 5.750%, 6/15/2023«	255,937
956,000	Simmons Foods, Inc. 7.750%, 1/15/2024«,¤	1,039,650
		1,549,650
	FOREST PRODUCTS & PAPER — 0.2%
250,000	Resolute Forest Products, Inc. 5.875%, 5/15/2023«	251,250
	GAS — 0.2%
250,000	Southern Star Central Corp. 5.125%, 7/15/2022«,¤	252,813
	HEALTHCARE-SERVICES — 0.2%
334,000	Centene Corp. 5.625%, 2/15/2021«	338,913
	HOME BUILDERS — 0.5%
250,000	Century Communities, Inc. 6.750%, 6/1/2027«,¤	269,125
250,000	LGI Homes, Inc. 6.875%, 7/15/2026«,¤	261,250
200,000	Williams Scotsman International, Inc. 7.875%, 12/15/2022«,¤	209,500
		739,875

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	INSURANCE — 0.1%
$87,000	MBIA, Inc. 6.400%, 8/15/2022«	$87,452
	INTERNET — 0.2%
334,000	Symantec Corp. 4.200%, 9/15/2020	338,260
	INVESTMENT COMPANIES — 2.2%
2,935,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026«,¤	3,118,437
	IRON/STEEL — 0.4%
250,000	AK Steel Corp. 7.500%, 7/15/2023«	252,500
300,000	Allegheny Technologies, Inc. 5.950%, 1/15/2021«	308,062
		560,562
	LEISURE TIME — 0.2%
300,000	Vista Outdoor, Inc. 5.875%, 10/1/2023«	280,500
	LODGING — 0.7%
956,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026«	1,034,870
	MACHINERY-DIVERSIFIED — 0.3%
350,000	Cloud Crane LLC 10.125%, 8/1/2024«,¤	375,375
	MEDIA — 5.8%
112,000	Block Communications, Inc. 6.875%, 2/15/2025«,¤	117,320
300,000	DISH DBS Corp. 5.875%, 11/15/2024	298,500
250,000	GCI LLC 6.875%, 4/15/2025«	264,375
250,000	iHeartCommunications, Inc. 8.375%, 5/1/2027«	271,325
2,887,000	Lee Enterprises, Inc. 9.500%, 3/15/2022«,¤	2,901,435
1,904,000	McClatchy Co. 9.000%, 7/15/2026«	1,804,040
2,454,000	Urban One, Inc. 7.375%, 4/15/2022«,¤	2,404,920
		8,061,915
	MINING — 1.0%
1,190,000	JW Aluminum Continuous Cast Co. 10.250%, 6/1/2026«,¤	1,258,425

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	MINING - (Continued)
$107,000	Kaiser Aluminum Corp. 5.875%, 5/15/2024«	$111,666
		1,370,091
	MISCELLANEOUS MANUFACTURING — 4.3%
956,000	FXI Holdings, Inc. 7.875%, 11/1/2024«,¤	834,110
250,000	Gates Global LLC / Gates Global Co. 6.000%, 7/15/2022«,¤	249,125
1,908,000	LSB Industries, Inc. 9.625%, 5/1/2023«,¤	2,022,480
3,396,000	Techniplas LLC 10.000%, 5/1/2020«,¤	2,878,110
		5,983,825
	OFFICE/BUSINESS EQUIPMENT — 0.2%
250,000	Pitney Bowes, Inc. 4.125%, 9/15/2020	252,813
	OIL & GAS — 3.3%
200,000	CITGO Petroleum Corp. 6.250%, 8/15/2022«,¤	203,000
1,923,000	Montage Resources Corp. 8.875%, 7/15/2023«	1,480,710
1,304,000	Par Petroleum LLC / Par Petroleum Finance Corp. 7.750%, 12/15/2025«,¤	1,300,740
2,299,000	Sanchez Energy Corp. 7.250%, 2/15/2023«,†,¤	1,666,775
		4,651,225
	OIL & GAS SERVICES — 2.2%
2,384,000	Basic Energy Services, Inc. 10.750%, 10/15/2023«,¤	1,752,240
607,000	FTS International, Inc. 6.250%, 5/1/2022«	500,775
1,432,000	Hi-Crush, Inc. 9.500%, 8/1/2026«,¤	837,720
		3,090,735
	PACKAGING & CONTAINERS — 0.0%
2,907	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750%, 10/15/2020«	2,917
	PHARMACEUTICALS — 1.4%
1,908,000	HLF Financing Sarl LLC / Herbalife International, Inc. 7.250%, 8/15/2026«,¤	1,929,465

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	PIPELINES — 1.1%
$500,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022«,¤	$505,150
881,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021«	822,643
250,000	NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 11/1/2023«	255,625
		1,583,418
	REAL ESTATE — 0.7%
1,000,000	Hunt Cos., Inc. 6.250%, 2/15/2026«,¤	982,500
	REITS — 0.4%
250,000	RHP Hotel Properties LP / RHP Finance Corp. 5.000%, 4/15/2023«	256,250
300,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.000%, 4/15/2023«,¤	290,625
		546,875
	RETAIL — 2.1%
250,000	Asbury Automotive Group, Inc. 6.000%, 12/15/2024«	260,000
500,000	FirstCash, Inc. 5.375%, 6/1/2024«,¤	517,500
250,000	GameStop Corp. 6.750%, 3/15/2021«,¤	245,625
956,000	Guitar Center, Inc. 9.500%, 10/15/2021«,¤	912,980
1,053,000	Party City Holdings, Inc. 6.625%, 8/1/2026«,¤	1,045,102
		2,981,207
	SOFTWARE — 0.6%
600,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024«	624,000
250,000	PTC, Inc. 6.000%, 5/15/2024«	262,500
		886,500
	TELECOMMUNICATIONS — 3.9%
2,854,000	Consolidated Communications, Inc. 6.500%, 10/1/2022«	2,654,220
1,884,000	Frontier Communications Corp. 8.500%, 4/1/2026«,¤	1,888,522
400,000	Plantronics, Inc. 5.500%, 5/31/2023«,¤	402,000
238,000	Qwest Corp. 6.750%, 12/1/2021	257,315

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	TELECOMMUNICATIONS - (Continued)
$238,000	Sprint Communications, Inc. 11.500%, 11/15/2021	$277,567
		5,479,624
	TOYS/GAMES/HOBBIES — 0.2%
250,000	Mattel, Inc. 4.350%, 10/1/2020	252,500
	TRANSPORTATION — 0.3%
350,000	Watco Cos. LLC / Watco Finance Corp. 6.375%, 4/1/2023«,¤	357,000
	TRUCKING & LEASING — 0.2%
300,000	Fortress Transportation & Infrastructure Investors LLC 6.750%, 3/15/2022«,¤	314,250
	CORPORATE BONDS
	(Cost $84,195,289)	80,049,922
	TERM LOANS — 13.5%
	ADVERTISING — 1.1%
1,000,000	ABG Intermediate Holdings 2 LLC 10.037% (3-Month US LIBOR+775 basis points), 9/29/2025«,@	1,001,750
498,688	Advantage Sales & Marketing, Inc. 5.335% (3-Month US LIBOR+325 basis points), 7/23/2021«,@	466,966
		1,468,716
	AUTO PARTS & EQUIPMENT — 0.7%
997,494	Dealer Tire LLC 7.659% (3-Month US LIBOR+550 basis points), 12/12/2025«,@	1,001,863
	COMPUTERS — 0.7%
1,000,000	McAfee LLC 10.599% (3-Month US LIBOR+850 basis points), 9/29/2025«,@	1,013,335
	DIVERSIFIED FINANCIAL SERVICES — 0.7%
1,000,000	Edelman Financial Center LLC 9.009% (3-Month US LIBOR+675 basis points), 7/20/2026«,@	1,001,875
	HEALTHCARE-SERVICES — 0.7%
1,000,000	MED ParentCo LP 10.281% (1-Month US LIBOR+825 basis points), 8/30/2027«,@	1,003,750
	INSURANCE — 0.7%
1,000,000	Asurion LLC 8.585% (3-Month US LIBOR+650 basis points), 8/4/2025«,@	1,017,375
	MINING — 0.7%
1,000,000	Aleris International, Inc. 6.850% (3-Month US LIBOR+475 basis points), 2/27/2023«,@	1,002,875

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Principal Amount		Value
	TERM LOANS - (Continued)
	OIL & GAS — 3.1%
$997,494	CITGO Petroleum Corp. 7.099% (3-Month US LIBOR+500 basis points), 3/28/2024«,@	$1,003,728
3,556,737	Osum Production Corp. 11.598% (3-Month US LIBOR+950 basis points), 7/31/2022«,@	3,289,982
		4,293,710
	PHARMACEUTICALS — 0.7%
994,911	Endo International PLC 6.516% (3-Month US LIBOR+425 basis points), 4/29/2024«,@	908,637
	RETAIL — 2.7%
1,000,000	Bass Pro Group LLC 7.256% (3-Month US LIBOR+500 basis points), 9/25/2024«,@	965,000
1,959,596	California Pizza Kitchen, Inc. 8.144% (3-Month US LIBOR+600 basis points), 8/23/2022«,@	1,757,522
1,000,000	Del Frisco’s Restaurant Group, Inc. 7.554% (1-Month US LIBOR+550 basis points), 9/25/2020@	1,000,000
		3,722,522
	SOFTWARE — 1.4%
1,000,000	Blackboard, Inc. 7.278% (3-Month US LIBOR+500 basis points), 6/30/2021«,@	998,645
1,000,000	Vertafore, Inc. 9.335% (3-Month US LIBOR+725 basis points), 7/2/2026«,@	986,250
		1,984,895
	TELECOMMUNICATIONS — 0.3%
500,000	Digicel International Finance Ltd. 5.505% (3-Month US LIBOR+325 basis points), 5/27/2024«,@	435,105
	TOTAL TERM LOANS
	(Cost $19,293,135)	18,854,658
	FOREIGN BONDS — 21.9%
	AEROSPACE/DEFENSE — 0.7%
956,000	Bombardier, Inc. 6.000%, 10/15/2022 (Canada)«,¤	959,585
	AGRICULTURE — 1.5%
2,210,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. 8.500%, 12/15/2022 (Canada)«,¤	2,160,275
	AIRLINES — 0.4%
250,000	Air Canada 7.750%, 4/15/2021 (Canada)¤	269,062
250,000	Virgin Australia Holdings Ltd. 7.875%, 10/15/2021 (Australia)¤	255,750
		524,812

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Principal Amount		Value
	FOREIGN BONDS - (Continued)
	AUTO MANUFACTURERS — 0.5%
$250,000	Aston Martin Capital Holdings Ltd. 6.500%, 4/15/2022 (Jersey)«,¤	$221,232
500,000	Mclaren Finance PLC 5.750%, 8/1/2022 (United Kingdom)«,¤	479,680
		700,912
	AUTO PARTS & EQUIPMENT — 0.1%
250,000	Delphi Technologies PLC 5.000%, 10/1/2025 (United Kingdom)¤	222,500
	CHEMICALS — 0.4%
200,000	Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, 12/1/2022 (Canada)«,¤	209,000
350,000	OCI N.V. 6.625%, 4/15/2023 (Netherlands)«,¤	367,395
		576,395
	COMMERCIAL SERVICES — 1.5%
1,025,000	Cimpress N.V. 7.000%, 6/15/2026 (Netherlands)«,¤	1,063,232
960,000	Emeco Pty Ltd. 9.250%, 3/31/2022 (Australia)«,¤	1,012,800
		2,076,032
	COSMETICS/PERSONAL CARE — 0.2%
250,000	Avon International Operations, Inc. 7.875%, 8/15/2022 (United Kingdom)«,¤	261,493
	DIVERSIFIED FINANCIAL SERVICES — 0.2%
250,000	goeasy Ltd. 7.875%, 11/1/2022 (Canada)«,¤	260,625
	ENVIRONMENTAL CONTROL — 0.2%
250,000	Tervita Corp. 7.625%, 12/1/2021 (Canada)«,¤	255,313
	FOOD — 3.6%
2,242,000	Clearwater Seafoods, Inc. 6.875%, 5/1/2025 (Canada)«,¤	2,312,062
2,436,000	JBS USA LUX S.A. / JBS USA Finance, Inc. 6.750%, 2/15/2028 (Brazil)«,¤	2,707,005
		5,019,067
	FOREST PRODUCTS & PAPER — 0.4%
600,000	Cascades, Inc. 5.500%, 7/15/2022 (Canada)«,¤	610,500

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Principal Amount		Value
	FOREIGN BONDS - (Continued)
	GAS — 0.4%
$500,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023 (Canada)«,¤	$505,000
	HOME BUILDERS — 0.2%
250,000	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 7/1/2022 (Canada)«,¤	254,526
	LEISURE TIME — 0.2%
250,000	NCL Corp. Ltd. 4.750%, 12/15/2021 (Bermuda)«,¤	254,900
	MEDIA — 0.2%
250,000	Altice Financing S.A. 6.625%, 2/15/2023 (Luxembourg)«,¤	257,188
	MINING — 5.6%
1,900,000	Ferroglobe PLC / Globe Specialty Metals, Inc. 9.375%, 3/1/2022 (United Kingdom)«,¤	1,463,361
508,000	First Quantum Minerals Ltd. 7.000%, 2/15/2021 (Zambia)«,¤	513,080
600,000	Hudbay Minerals, Inc. 7.250%, 1/15/2023 (Canada)«,¤	621,750
2,422,000	IAMGOLD Corp. 7.000%, 4/15/2025 (Canada)«,¤	2,549,155
2,647,000	New Gold, Inc. 6.250%, 11/15/2022 (Canada)«,¤	2,667,382
		7,814,728
	OIL & GAS — 1.1%
1,500,000	Frontera Energy Corp. 9.700%, 6/25/2023 (Colombia)«,¤	1,595,625
	OIL & GAS SERVICES — 1.8%
1,190,000	Calfrac Holdings LP 8.500%, 6/15/2026 (Canada)«,¤	535,500
2,000,000	Welltec A/S 9.500%, 12/1/2022 (Denmark)«,¤	1,970,000
		2,505,500
	TELECOMMUNICATIONS — 0.4%
250,000	Altice France S.A. 6.250%, 5/15/2024 (France)«,¤	258,937
250,000	DKT Finance ApS 9.375%, 6/17/2023 (Denmark)«,¤	269,625
		528,562
	TRANSPORTATION — 2.1%
2,825,000	Global Ship Lease, Inc. 9.875%, 11/15/2022 (United Kingdom)«,¤	2,968,016

High Yield ETF

SCHEDULE OF INVESTMENTS - Concluded

September 30, 2019 (Unaudited)

Principal Amount		Value
	FOREIGN BONDS - (Continued)
	TRUCKING & LEASING — 0.2%
$250,000	Fly Leasing Ltd. 6.375%, 10/15/2021 (Ireland)«	$254,844
	TOTAL FOREIGN BONDS
	(Cost $30,665,480)	30,566,398

Number of Shares
	CLOSED-END FUNDS — 1.1%
	FIXED INCOME — 1.1%
19,191	Ares Dynamic Credit Allocation Fund	285,946
54,615	PGIM Global High Yield Fund	784,817
62,370	Wells Fargo Income Opportunities Fund	513,929
	TOTAL CLOSED-END FUNDS
	(Cost $1,593,918)	1,584,692
	SHORT-TERM INVESTMENTS — 5.0%
6,948,151	JP Morgan U.S. Government Money Market Fund, 1.79%#	6,948,151
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,948,151)	6,948,151
	TOTAL INVESTMENTS — 98.7%
	(Cost $142,695,973)	138,003,821
	Other Assets in Excess of Liabilities — 1.3%	1,848,061
	TOTAL NET ASSETS — 100.0%	$139,851,882

«	Callable.
¤

Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $88,837,515, which represents approximately 63.5% of net assets as of September 30, 2019.

†	Security is in default.
@

Float rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities.  The Trust has registered its Shares in multiple separate series. The Schedule of Investments herein are for the High Yield ETF (the “Fund”) (formerly known as Peritus High Yield ETF). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Peritus High Yield ETF commenced operations on December 1, 2010 as a separate series of the AdvisorShares Trust which was organized as a Delaware statutory trust on July 30, 2007 as an open-end management investment company registered under the 1940 Act.  On June 22, 2018, the Peritus High Yield ETF was reorganized into the Trust in a tax-free exchange of shares and began accruing a unitary fee for expenses.  On September 6, 2018, the Peritus High Yield ETF was renamed the High Yield ETF.

The Fund is an actively managed exchange-traded fund (“ETF”) and is classified as a diversified investment company under the 1940 Act.  Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis.  The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to net asset value (“NAV”) per share.

The Fund employs a “multi-manager” approach whereby portions of the Fund’s assets are allocated among sub-advisers. Exchange Traded Concepts, LLC is responsible for the management of the Fund and supervision of the Fund’s sub-advisers, MacKay Shields LLC (“MacKay Shields”) and WhiteStar Asset Management LLC. Each sub-adviser manages its allocated portion of the Fund’s assets to correspond with its distinct investment style and strategy in a manner consistent with the Fund’s investment objective, strategies, and restrictions.

The investment objective of the Fund is to seek high current income with a secondary goal of capital appreciation. The Fund seeks to achieve its investment objective by investing in a focused portfolio of high yield debt securities commonly referred to as ‘‘junk bonds’’. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities. The Fund may also invest in equity securities that MacKay Shields believes will yield high dividends or are otherwise consistent with the Fund’s investment objective and in repurchase agreements. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach).  A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer).  A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price.  Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value.  In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices).  Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.  With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).  The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, corporate bonds, common stocks, term loans, repurchase agreements, foreign bonds and mutual funds are valued at prices supplied by independent pricing services approved by the Valuation Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2 or Level 3.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

The following is a summary of the valuations as of September 30, 2019 for the Fund based upon the three levels defined above:

High Yield ETF	Level 1	Level 2	Level 3*	Total
Investments(1)
Corporate Bonds	$—	$80,049,922	$—	$80,049,922
Term Loans	—	18,854,658	—	18,854,658
Foreign Bonds	—	30,566,398	—	30,566,398
Closed-End Funds	1,584,692	—	—	1,584,692
Short-Term Investments	6,948,151	—	—	6,948,151
Total	$8,532,843	$129,470,978	$—	$138,003,821

*The Fund did not hold any Level 3 securities at period end.

(1) For a detailed break-out of investments by corporate bonds, term loans, foreign bonds, closed-end funds, and short-term investments, please refer to the Schedule of Investments.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

(c) Term Loans

The Fund invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy, whether as a contractual requirement or at their election. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

Note 3 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Bank Loans Risk: Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Credit Risk: The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in high-yield debt securities.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk: Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Fixed Income Securities Risk: The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

Foreign Securities Risk: Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Foreign issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

High-Yield Risk: High-yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Illiquid Investments Risk: This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Issuer Risk: The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to their net asset value NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

LIBOR Phaseout Risk: The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

Management Risk: The sub-advisers continuously evaluate the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The sub-adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk: The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS – Concluded

September 30, 2019 (Unaudited)

Repurchase Agreement Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Risks of Investing in Closed-End Funds: The organizational documents of certain closed-end funds include provisions that could limit the ability of other entities or persons to acquire control of a closed-end fund or to change the composition of its board, which could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the closed-end fund. In addition, the closed-end funds in which the Fund may invest may be leveraged, thereby exposing the Fund indirectly to leverage. An investment in shares of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such shares and the possibility that the Fund’s long-term returns on such shares (and, indirectly, the long-term returns of the shares) will be diminished.  Moreover, the shares of closed-end funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that a closed-end fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on a closed-end fund’s NAV, but entirely upon whether the market price of the closed-end fund’s shares at the time of sale is above or below an investor’s purchase price for shares.

Trading Risk: Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the shares of the Fund are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the fund inadvisable.

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/S/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	November 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	November 15, 2019

By (Signature and Title)	/S/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	November 15, 2019